LIQUIDITY AND GOING CONCERN UNCERTAINTIES	12 Months Ended
Dec. 31, 2021
LIQUIDITY AND GOING CONCERN UNCERTAINTIES
LIQUIDITY AND GOING CONCERN UNCERTAINTIES

2.    LIQUIDITY AND GOING CONCERN UNCERTAINTIES

The Group’s principal sources of liquidity have been cash generated from financing and operating activities. As of December 31, 2021, the Group had RMB9,251 (US$1,452) of cash and cash equivalents and a working capital deficit of RMB 39,357 (US$6,176). For the years ended December 31, 2019, 2020 and 2021, the Group incurred continuous losses of RMB 101,621, RMB 80,565 and RMB120,087 (US$18,846), respectively. For the year ended December 31, 2021, the Group incurred RMB 71,709 (US$11,252) of negative cash flows from operations. The recent resurgence of COVID-19 and lockdown policies in Shanghai, China also has negative impact on the Group’s operation. (see Note 3 (dd) Risks, Uncertainties and Concentrations). The above-mentioned facts raise substantial doubt about the Group’s ability to continue as a going concern.

2.    LIQUIDITY AND GOING CONCERN UNCERTAINTIES (CONTINUED)

In assessing its liquidity, management monitors and analyzes the Group’s cash on-hand, its ability to generate sufficient revenue sources in the future, and its operating and capital expenditure commitments. With respect to capital funding requirements, the Group budgeted capital spending based on ongoing assessments of needs to maintain adequate cash. The Group intend to finance its future working capital requirements and capital expenditures from financing activities until the Group’s operating activities generate positive cash flows, if ever. Management expects continuous capital financing through debt or equity issuances to support its working capital requirements. Subsequent to December 31, 2021, the Group entered into investment agreements with several parties (refer to Note 18) and is expected to raise an aggregate of RMB 265,826 (US$41,714) within the following 30 months. As of the date of report, the Group received RMB1,000 (US $157) from these expected raises.

The Group can make no assurances that required financings will be available for the amounts needed, or on terms commercially acceptable to the Group, if at all. If one or all of these events does not occur or subsequent capital raises are insufficient to bridge financial and liquidity shortfall, there would likely be a material adverse effect on the Group and its financial statements.

The consolidated financial statements have been prepared assuming that the Group will continue as a going concern and, accordingly, do not include any adjustments that might result from the outcome of this uncertainty.